Aggregate Changes in Valuation Allowance for Mortgage Servicing Rights (Detail) (Mortgage Servicing Rights, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Mortgage Servicing Rights
Valuation Allowance for Impairment of Recognized Servicing Assets [Line Items]
Balance, beginning of year	$ 9	$ 5
Additions	86	41
Reductions	(53)	(37)
Balance, end of year	$ 42	$ 9